Debt (Details Narrative) - USD ($)			1 Months Ended							3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 08, 2025	Aug. 27, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Jul. 23, 2024	Feb. 01, 2024
Short-Term Debt [Line Items]
Principal amount							$ 653,791							$ 653,791	$ 1,473,888
Original issue discount							$ 723,889							$ 723,889	212,083
Bears interest percentage							15.00%							15.00%
Default percentage														15.00%
Maturity date														Sep. 04, 2027
Original issue discount percentage										35.00%		35.00%
Coversion of debt amount														$ 759,777
Net proceeds												$ 1,929,500		959,650
Amortized of debt discount												907,116	109,867	332,021	638,194
Principal amount														759,777
Fair value at commitment date												2,825,257		1,413,568
Derivative expense										$ 895,757		895,757		653,792
Number of shares issued, value												866,807		264,120
Working capital							$ 1,547,000		$ 1,547,000					$ 1,547,000
Annual interest rate							15.00%		15.00%
Victorville [Member]
Short-Term Debt [Line Items]
Mortgage note with a fair value												9,492,000
Rancho Mirage [Member]
Short-Term Debt [Line Items]
Mortgage note with a fair value												$ 9,992,000
Common Stock [Member]
Short-Term Debt [Line Items]
Shares of common stock in connection										22,360,575					3,333,333
Loan #1 [Member]
Short-Term Debt [Line Items]
Principal amount				$ 49,397
Original issue discount
Bears interest percentage							24.00%			24.00%		24.00%		24.00%
Maturity date												Feb. 06, 2024		Feb. 06, 2024
Original issue discount percentage							15.00%			15.00%		15.00%		15.00%
Coversion of debt price, per share				$ 0.033		$ 0.033	$ 0.0330			$ 0.0330		$ 0.0330		$ 0.0330
Coversion of debt amount				$ 198,000		$ 217,800
Amortized of debt discount														$ 3,090
Shares of common stock in connection				6,000,000		6,600,000
Accrued interest				$ 34,748		$ 216,050
Additional fees				1,750		$ 1,750
Accrued interest				112,105
Loan #1 [Member]
Short-Term Debt [Line Items]
Principal amount				$ 219,231
Coversion of debt price, per share				$ 0.033
Shares of common stock in connection				7,000,000
Accrued interest				$ 10,019
Additional fees				231,000
Accrued interest				$ 1,750
Loan #16 [Member]
Short-Term Debt [Line Items]
Principal amount					$ 28,750			$ 29,000	$ 7,425
Original issue discount
Bears interest percentage							16.00%			16.00%		16.00%		16.00%
Maturity date												Nov. 01, 2025		Nov. 01, 2025
Original issue discount percentage							15.00%			15.00%		15.00%		15.00%
Coversion of debt price, per share							$ 0.0330	$ 0.033	$ 0.033	$ 0.0330		$ 0.0330		$ 0.0330
Coversion of debt amount					$ 33,077			$ 33,114	$ 33,006
Amortized of debt discount
Shares of common stock in connection					1,002,339			1,003,444	1,000,170
Accrued interest					$ 2,577			$ 2,364	$ 23,831
Additional fees					1,750			$ 1,750	$ 1,750
Loan #16 [Member] | Full Settlement [Member]
Short-Term Debt [Line Items]
Principal amount					$ 43,475
Coversion of debt price, per share					$ 0.033
Coversion of debt amount					$ 45,493
Shares of common stock in connection					1,378,562
Accrued interest					$ 268
Additional fees					$ 1,750
Loan #17 [Member]
Short-Term Debt [Line Items]
Principal amount															60,000
Original issue discount
Bears interest percentage							16.00%			16.00%		16.00%		16.00%
Maturity date												Nov. 01, 2025		Nov. 01, 2025
Original issue discount percentage							15.00%			15.00%		15.00%		15.00%
Coversion of debt price, per share							$ 0.0330			$ 0.0330		$ 0.0330		$ 0.0330
Amortized of debt discount
Loan #17 [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Principal amount			$ 102,600
Coversion of debt price, per share			$ 0.033
Coversion of debt amount			$ 5,250
Accrued interest			$ 33,587
Number of shares issued			4,285,994
Number of shares issued, value			$ 141,437
Loan #2 [Member]
Short-Term Debt [Line Items]
Principal amount
Original issue discount
Bears interest percentage							24.00%			24.00%		24.00%		24.00%
Maturity date												Feb. 06, 2024		Feb. 05, 2024
Original issue discount percentage							15.00%			15.00%		15.00%		15.00%
Coversion of debt price, per share							$ 0.0330		$ 0.033	$ 0.0330		$ 0.0330		$ 0.0330
Coversion of debt amount									$ 198,000
Amortized of debt discount
Shares of common stock in connection									6,000,000
Accrued interest									$ 20,963
Additional fees									1,750
Default interest									175,287
Series D Convertible Preferred Stock [Member]
Short-Term Debt [Line Items]
Preferred stock, shares issued							0			1,834		1,834		0	1,667	1,667	1,667
Third Party [Member]
Short-Term Debt [Line Items]
Principal amount														$ 530,572
Fair value at commitment date												$ 2,825,257		987,131
Derivative expense														456,559
Related Party [Member]
Short-Term Debt [Line Items]
Amortized of debt discount												39,513		53,639
Principal amount														229,205
Fair value at commitment date														426,437
Derivative expense														$ 197,232
Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Principal amount	$ 2,270,000
Net proceeds	1,929,500
Original issue discount	$ 340,500
Bears interest percentage	15.00%
Default percentage	24.00%
Maturity date	Oct. 08, 2026
Interest rate, decrease percentage	5.00%
Original issue discount percentage	3.00%
Coversion of debt price, per share	$ 0.033
Conversion fair value	$ 2,825,257
Coversion of debt amount	340,500
Net proceeds												$ 895,757
Amortized of debt discount	$ 2,270,000
Loans 30 And 31 [Member]
Short-Term Debt [Line Items]
Aggregate working capital purpose		$ 1,547,000					$ 1,547,000		$ 1,547,000
Interest rate percentage							15.00%		15.00%					15.00%